Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenues (note 8)	$ 3,317	$ 1,547
Cost of revenues	3,178	967
Gross profit	139	580
Expenses:
Research and development costs	2,930	1,311
Sales and marketing costs	2,194	428
General and administration expenses	3,042	5,416
Operating loss	(8,027)	(6,575)
Gain on revaluation of warrant liabilities (note 5)		400
Financial income	160	449
Financial expenses	(414)	(39)
Net loss for the period from continuing operations	(8,281)	(5,765)
Net loss for the period from discontinued operations		(989)
Net loss for the year	(8,281)	(6,754)
Net loss attributable to non-controlling interests	(209)	(332)
Net loss attributable to controlling shareholders	(8,072)	(6,422)
Item that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	576	810
Other comprehensive income	576	810
Total comprehensive loss for the period	(7,705)	(5,944)
Comprehensive loss attributable to non-controlling interests	(209)	(332)
Comprehensive loss attributable to the Company’s shareholders	$ (8,072)	$ (6,422)
Basic loss per share from continuing operations	$ (0.18)	$ (0.16)
Diluted loss per share from continuing operations	(0.18)	(0.16)
Basic loss per share from discontinued operations		(0.03)
Diluted loss per share from discontinued operations		$ (0.03)
Basic, Weighted average number of shares outstanding	44,519,493	33,029,519
Diluted, Weighted average number of shares outstanding	44,519,493	33,029,519